Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Group Companies of the Company

The following table lists the group companies of the Company that were consolidated during the financial years ended on December 31, 2025, 2024 and 2023.

Company Name	Jurisdiction	Incorporation Date	Ownership
Brera Holdings PLC d/b/a Solmate Infrastructure	Ireland	June 20, 2022	Holding Company
Brera Milano Srl	Italy	December 20, 2016	100% (via Brera Holdings PLC)
Brera FC	Italy	July 31, 2023	100% (via Brera Milano Srl)
Fudbalski Klub Akademija Pandev (“FKAP”)	Macedonia	June 9, 2017	90% (via Brera Holdings PLC)
UYBA Volley S.s.d.a.r.l.	Italy	June 7, 2002	51% (via Brera Holdings PLC)
Tiverija Brera AD Strumica	Macedonia	June 13, 2024	100% (via FKAP)
SS Juve Stabia SpA	Italy	July 25, 2003	100% (via Brera Holdings PLC)
Solmate USA Inc.	US	November 7, 2025	100% (via Brera Holdings PLC)

Schedule of Consolidated Financial Statements

The financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). These consolidated financial statements are presented in euro (the Company’s presentation currency).

Entity	Functional Currency
Brera Holdings PLC	United States dollar (“US$”)
Brera Milano S.r.l.	Euro (“EUR”)
Brera FC	Euro (“EUR”)
Fudbalski Klub Akademija Pandev	Macedonian Denar
UYBA Volley S.s.d.a.r.l.	Euro (“EUR”)
Tiverija Brera AD Strumica	Macedonian Denar
SS Juve Stabia SpA	Euro (“EUR”)
Solmate USA Inc.	United States dollar (“US$”)

Schedule of Roll Forward of the Receivables

A roll forward of the receivables is as follows:

Amount in EUR
Initial fair value of receivable	8,489
Change in fair value during the period	(882)
Foreign currency translation adjustment	34
Fair Value as of December 31, 2025	7,641

Schedule of Company’s Current Credit Risk-Grading Framework

The Company’s current credit risk-grading framework comprises the following categories:

Category	Description	Basis of recognizing estimated Credit Loss (“ECL”)
Low risk	The counterparty has a low risk of default and does not have any past-due amounts	12-month ECL
Doubtful	There have been significant increases in credit risk since initial recognition through information developed internally or external resources.	Lifetime ECL - not credit impaired
In default	There is evidence indicating the asset is credit impaired.	Lifetime ECL - credit impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery.	Amount is written off

Schedule of Categories Majority of Our Revenue	The categories of the majority of our revenue during the years ended December 31, 2025, 2024 and 2023 are as follows:
	2025	2024	2023
Digital asset treasury	€1,535	€-	€-
Legacy Sport Portfolio	2,949	1,193	311
Total	€4,484	€1,193	€311

Schedule of Recognized at their Fair Value at the Date of Acquisition and are Subsequently Amortized on a Straight-Line Basis	They are recognized at their fair value at the date of acquisition and are subsequently amortized on a straight-line basis as follows:
Player contracts	2 years (FKAP) & 3 years (Juve Stabia)
Brands	Indefinite
Broadcasting rights	5 years (FKAP) & 7 years (Juve Stabia)
Season ticket holders	4 years (Juve Stabia)
Advertising	4 years (Juve Stabia)